Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Income (Loss) Before Income Taxes and Income Taxes

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2011
Income before income taxes	23,356	155,451	178,807
Income taxes:
Current	28,479	60,431	88,910
Deferred	20,913	(6,813)	14,100

Total income taxes	49,392	53,618	103,010

For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

For the year ended March 31, 2009
Income (loss) before income taxes	(345,776)	(36,858)	(382,634)
Income taxes:
Current	38,297	23,543	61,840
Deferred	(10,232)	(14,250)	(24,482)

Total income taxes	28,065	9,293	37,358

Schedule of Differences in Effective Tax Rate to Combined Statutory Tax Rates

	2011	2010	2009
Combined statutory tax rate	40.5%	(40.5)%	(40.5)%
Lower tax rates of overseas subsidiaries	(15.4)	(38.4)	(1.1)
Expenses not deductible for tax purposes	3.2	25.7	0.8
Change in valuation allowance allocated to income tax expenses	24.4	473.8	41.8
Tax effects attributable to investments in subsidiaries	2.2	45.7	5.8
Per capita tax	1.2	8.3	0.6
Goodwill impairment	—	5.2	—
Other	1.5	4.0	2.4

Effective tax rate	57.6%	483.8%	9.8%

Components of Deferred Income Tax Expense

	Yen (millions)
	2011	2010	2009
Deferred tax expense (exclusive of the effects of other components listed below)	31,999	111,579	94,250
Benefits of net operating loss carryforwards	(17,899)	(27,893)	(118,732)

	14,100	83,686	(24,482)

Schedule of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities

	Yen (millions)
	2011	2010
Deferred tax assets:
Inventory valuation	87,647	94,596
Expenses accrued for financial statement purposes but not currently included in taxable income	171,779	154,679
Property, plant and equipment	231,987	295,091
Retirement and severance benefits	273,830	253,636
Tax loss carryforwards	653,378	616,648
Other	181,190	237,797

Total gross deferred tax assets	1,599,811	1,652,447
Less valuation allowance	990,354	1,014,703

Net deferred tax assets	609,457	637,744

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(26,130)	(42,458)
Intangible assets	(166,403)	(194,691)
Other	(82,936)	(89,242)

Total gross deferred tax liabilities	(275,469)	(326,391)

Net deferred tax assets	333,988	311,353

Deferred Tax Assets Reflected in the Balance Sheet

	Yen (millions)
	2011	2010
Other current assets	254,413	232,165
Other assets	329,920	358,416
Other current liabilities	(1,466)	(1,470)
Other liabilities	(248,879)	(277,758)

Net deferred tax assets	333,988	311,353

Reconciliation of Unrecognized Tax Benefits

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	(9,843)	(7,187)	(9,327)
Increase related to prior year tax positions	(5,690)	(685)	(1,835)
Decrease related to prior year tax positions	532	1,780	3,561
Increase related to current year tax positions	(1,986)	(1,195)	(484)
Change in consolidated subsidiaries	—	(3,339)	—
Settlements	1,451	747	60
Translation adjustments	843	36	838

Balance at end of year	(14,693)	(9,843)	(7,187)